S-K 1603(b) Conflicts of Interest	Nov. 04, 2026
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	●Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.
Sponsor Officers and Directors Letter Agreement [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	●Our initial stockholders purchased founder shares prior to the date of this prospectus and will purchase private shares in a transaction that will close simultaneously with the closing of this offering. Our initial stockholders, officers, directors and members of our advisory board, pursuant to a letter agreement with us, have agreed to waive their redemption rights with respect to their founder shares, private shares and any public shares they may acquire during or after this offering. Additionally, our initial stockholders, officers, directors and members of our advisory board, pursuant to a letter agreement with us, have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares and the private shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private shares will expire worthless. Furthermore, our initial stockholders, officers, directors and members of our advisory board have agreed not to transfer, assign or sell any of their founder shares and any shares of Class A common stock issuable upon conversion thereof until the completion of our initial business combination. Because each of our officers and director nominees will own shares of Class A common stock directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
Sponsor and Management Team [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	●Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $4,525,000, comprised of the $25,000 purchase price for the founder shares (or $0.0024 per share) and the $4,500,000 purchase price for the private shares (or $2.00 per share). Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public stockholders paid for their public shares.
Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.